Notes Payable (Details) - Schedule of principal payments on note payables - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of principal payments on note payables [Abstract]
2021	$ 50,510	$ 543,990
2022	21,590	21,590
2023	1,000,000	1,000,000
Total payments	$ 1,072,100	$ 1,565,580